Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Newbuildings Activity
Movements in the year ended December 31, 2023, are summarized as follows:

(in thousands of $)
Balance as of December 31, 2022	91,898
Installments paid	172,892
Capitalized interest expense	5,194
Other	4,297
Transfer to vessels and equipment	(219,504)
Balance as of December 31, 2023	54,777